ACQUISITIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 10, 2013	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill recognized		$ 18,979	$ 18,979
Scandic American Shipping Ltd [Member]
Business Acquisition [Line Items]
Purchase price	$ 33,300
Common shares paid	18,100
Cash consideration	8,000
Payable to seller	$ 7,200
Number of shares transferred in acquisition (in shares)	1,910,112
Share price of stock transferred (in dollars per share)	$ 9.50
Goodwill recognized	$ 19,000
Settlement loss	$ 5,000